TREASURY STOCK (Details)				1 Months Ended	0 Months Ended				0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Oct. 31, 2013 2012 Convertible Senior Notes USD ($)	Sep. 26, 2012 Capped call option USD ($) item	Dec. 19, 2012 Capped call option American Depository Shares USD ($) item	Sep. 26, 2012 Capped call option American Depository Shares USD ($)	Dec. 19, 2012 Capped call option American Depository Shares Maximum	Sep. 26, 2012 Written call option American Depository Shares Long USD ($)	Sep. 26, 2012 Written call option American Depository Shares Short USD ($)
Treasure stock
Initial notional amount of derivative					$ 75,000,000
Number of treasury stock to be repurchased as per the Agreement								4,400,000
Number of components of the Agreements					2
Treasure stock repurchase prepayment										62,182,346
Strike price (in dollars per share)									$ 14.3621	$ 0.0001
Total strike notion amount							63,749,958
Premium that will be retained upon maturity, if trading price of stock gets above upper strike price						1,567,612
Initial cash prepayment that will be retained upon maturity, if trading price of stock gets above upper strike price						62,182,346
Cash settlement amount						63,749,958
Number of shares to be received upon maturity if trading price of stock gets below upper strike price						4,438,763
Settlement amount received						63,700,000
Amount of convertible notes early converted				45,500,000
Stock delivered to the notes holders (in shares)				588,219
Treasury stock, shares	3,777,087	3,777,087	4,365,306
Treasury stock at cost	$ 256,230,284	1,551,141,268	1,891,888,900